INCOME TAX	12 Months Ended
Dec. 31, 2025
INCOME TAX
INCOME TAX

12.INCOME TAX

The Company is not subject to income or other taxes in the Cayman Islands. However, subsidiaries are subject to taxes of the jurisdiction where they are located.

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

United States

Belite Bio Holdings Corp. and Belite Bio, LLC are subject to U.S. federal corporate income tax at a rate of 21% and state income tax in California at a rate of 8.84%. As a result of the Tax Cuts and Jobs Act of 2017 (TJCA), The Company evaluated whether it has an additional tax liability from the Global Intangible Low Tax Income (“GILTI)” inclusion on current earnings and profits of its foreign controlled corporations. As of December 31, 2024 and 2025 the Company does not have any aggregated positive tested income; and as such, did not record a liability for GILTI tax.

Hong Kong

Belite Bio (HK) Limited is subject to Hong Kong profits tax on the taxable income as reported in the respective statutory financial statements adjusted in accordance with the relevant Hong Kong tax laws. The applicable tax rate in Hong Kong for the first HK$2,000 is 8.25% and over HK$2,000 is 16.5%.

Australia

RBP4 Pty Ltd is subject to Australia profits tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant Australia tax laws. The applicable tax rate in Australia is 30%.

PRC

Provision for PRC corporate income tax is calculated based on the statutory income tax rate of 25% on the assessable income of Belite Shanghai in accordance with relevant PRC enterprise income tax legislation, interpretations and practices.

Taiwan

Belite Bio (Taiwan) Inc is subject to Taiwan profit tax on the taxable income as reported in the respective statutory financial statements adjusted in accordance with the relevant Taiwan tax laws. The applicable tax rate in Taiwan is 20%.

Switzerland

Belite Bio (Swiss) AG is subject to Switzerland Swiss federal, cantonal and municipal income. The combined statutory tax rate applicable to Belite Bio (Swiss) AG is approximately 12.47% depending on the applicable cantonal and municipal rates.

Japan

Belite Bio Japan Inc., is subject to Japanese corporate income taxes, which consist of national corporate tax, local corporate tax, enterprise tax and inhabitant tax. The combined statutory tax rate in Japan is approximately 30%, with the actual effective rate varying based on the local tax jurisdictions and the level of taxable income.

The Company and its subsidiaries file separate income tax returns. As of December 31, 2025, the tax returns of Belite Bio Holdings Corp. and Belite Bio, LLC for the tax year 2019 to 2024 are subject to examination by United States and states authorities. The tax returns of Belite Bio (HK) Limited for the tax year 2021 to 2024 are subject to examination by Hong Kong tax authorities. The tax returns of RBP4 Pty Ltd for the tax year 2018 to 2024 are subject to examination by Australia authorities. The tax return of Belite Shanghai for tax year 2022 to 2024 is subject to examination by tax authorities. There are currently no pending examinations.

The applicable federal statutory income tax rate in the United States was 21% for the Company for the years being reported. Reconciliation between the income tax expense computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax is as follows:

The provision for income taxes is based on the following pretax loss:

	For the years ended December 31,
	2023	2024	2025
United States	$(1,792)	$(2,728)	$(2,573)
Other than United States	(29,831)	(33,410)	(75,038)
Total	$(31,623)	$(36,138)	$(77,611)

For the years ended December 31, 2023, 2024 and 2025, income tax expense consisted of the following:

	For the years ended December 31,
Income Tax Expense	2023	2024	2025
Current taxes:
Federal	$—	$—	$—
State	—	—	—
Foreign	9	6	—
Total current taxes	9	6	—
Deferred taxes:
Federal	—	—	—
State	—	—	—
Foreign	—	—	—
Total deferred taxes	—	—	—
Total Income Tax Expense	$9	$6	$—

The applicable statutory income tax rate in the Cayman Islands for Belite Bio, Inc. is zero for the years reported. For purposes of reconciling the provision for income taxes at the statutory rate to the provision for income taxes at the effective tax rate, the Company applies the 21% U.S. federal corporate tax rate, as the majority of the Company’s income tax benefits relate to activities performed in the United States, specifically clinical trial activities undertaken in connection with obtaining U.S. FDA approval. A reconciliation of our provision for income taxes and our effective tax rate as compared to the U.S. federal statutory rate of 21% for the year ended December 31, 2025, was as follows:

	For the years ended December 31, 2025
	Amount	Percentage
Pretax loss	$(77,611)
Federal statutory tax rate	(16,298)	21.00%
State and Local taxes (a)	(136)	0.18%
Foreign tax rate differential
Cayman Island
Statutory tax rate difference between Cayman Island and U.S.	7,012	(9.03)%
Hong Kong(“H.K.”)
Statutory tax rate difference between H.K. and U.S.	1,623	(2.09)%
Change in valuation allowance	5,851	(7.54)%
Other foreign jurisdictions	47	(0.06)%
Change in valuation allowance	851	(1.10)%
Other	(65)	0.08%
Tax credits
Research and development tax credits	(1,808)	2.33%
Non-deductible expenses	74	(0.10)%
Change in valuation allowance	2,849	(3.67)%
Provision for income taxes and effective tax rate	$0	(0.00)%

(a) State taxes in California made up the majority (greater than 50 percent) of the effect in this category.

A reconciliation of our provision for income taxes and our effective tax rate as compared to the U.S. federal statutory rate of 21% for the years ended December 31, 2024 and 2023 was as follows:

	For the
	years ended December 31,
	2023	2024
Federal statutory tax rate	21.00%	21.00%
Effect of tax rates in foreign jurisdiction	(5.80)%	(6.15)%
State taxes	0.05%	0.11%
Effect of preferential tax rate	(0.07)%	(0.06)%
Research and development credit	(2.94)%	(0.98)%
Non-deductible expenses	(0.25)%	(0.42)%
Foreign income tax	(0.03)%	(0.02)%
Changes in valuation allowances	(11.99)%	(13.50)%
Effective tax rate	$(0.03)%	$(0.02)%

No reserve for uncertain tax positions was recorded for the years ended December 31, 2023, 2024 and 2025. The Company does not expect that the assessment regarding unrecognized tax positions will materially change over the next 12 months. The Company is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated.

The deferred income tax assets of December 31, 2024 and 2025 consisted of the following:

	As of December 31,
	2024	2025
Deferred income tax assets
Research and development credits	$711	$1,741
Capitalized research and development expenses	553	1,331
Net operating loss carryforwards	9,671	17,414
	10,935	20,486
Valuation allowance	(10,935)	(20,486)
Total net deferred income tax assets	$—	$—

The following table sets forth the changes in valuation allowance:

	For the
	years ended December 31,
	2024	2025
Balance at beginning of the year	$6,216	$10,935
Addition	4,878	8,088
True up adjustment	(46)	1,299
Foreign currency translation adjustment	(113)	164
Balance at end of the year	$10,935	$20,486

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss carry forwards. The Company evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2024 and 2025, the Company and all of its subsidiaries were in cumulative loss position, valuation allowances of $10,935 and $20,486 were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

As of December 31, 2024, and 2025, Belite Bio, LLC had U.S. federal and state research and development credit carryforwards of approximately $711 and $1,741, respectively. The U.S. federal research and development credit will expire from 2039 if not utilized, while the state research and development credit will never expire. Utilization of the research and development credits may be subject to significant annual limitation due to the ownership change limitations provided by the U.S. Internal Revenue Code of 1986 and similar provisions in the State of California’s tax regulations. The annual limitation may result in the expiration of federal research and development credits before utilization. As of December 31, 2025, the Company’s subsidiaries had capitalized research and development expenses for federal and state tax purpose of $8,278 which was amortized over a period of five years.

As of December 31, 2024 and 2025, the Company’s subsidiaries had U.S. net operating loss carryforwards for federal and state tax purpose of $5,796 and $10,957, respectively. The federal net operating loss carryforwards of $603 incurred before January 1, 2018 will begin to expire in the years 2036 through 2037. The remaining $8,766 of federal net operating loss carryforwards, which are limited to 80% of taxable income, do not expire. The Company had state net operating loss carryforwards of approximately $1,434 that will begin to expire in the years 2036 through 2038. As of December 31, 2024 and 2025, the Company’s subsidiary had Australia net operating loss carryforwards for tax purpose of $4,897 and $6,542, respectively that do not expire. As of December 31, 2024 and 2025, the Company’s subsidiaries had Hong Kong net operating loss carryforwards for tax purpose of $43,471 and $79,114, respectively that do not expire. As of December 31, 2024 and 2025, the Company’s subsidiaries had China net operating loss carryforwards for tax purpose of $125 and $185, respectively which will begin to expire starting in 2026. As of December 31, 2025, the Company’s subsidiaries had Switzerland net operating loss carryforward for tax purpose of $3,120.

Uncertain tax positions

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the years ended December 31, 2023, 2024 and 2025, the Company had no unrecognized tax benefits.